Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Taxes [Line Items]
Income tax rate while preferential tax rates	25.00%
Income tax rate	15.00%
Statutory income tax rate	15.00%
Decreased income taxes (in Dollars)	$ 209,134	$ 223,556
Preferred tax treatment description	The benefit of the preferred tax treatment on net income per share (basic and diluted) was $0.00 (split-adjusted 0.02) and $0.08 (split-adjusted 1.54) for the six months ended June 30, 2024 and 2023, respectively.
Net income per share (in Dollars per share)	$ 0	$ 0.08
Net operating loss carryforwards (in Dollars)	$ 13,800,000
Valuation allowance against deferred tax assets (in Dollars)	$ 3,021,726		$ 2,932,049
PRC [Member]
Taxes [Line Items]
Subject to income tax rate	25.00%
Minimum [Member]
Taxes [Line Items]
Value add tax standard rates	3.00%
Maximum [Member]
Taxes [Line Items]
Value add tax standard rates	13.00%